Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License revenue				$ 5,000,000
Grant Revenue	900,354	647,418	3,144,620	2,662,822
Total revenues			3,144,620	7,662,822
Cost of revenues	(743,657)	(556,571)	(2,593,075)	(2,108,228)
Gross profit	156,697	90,847	551,545	5,554,594
Operating expenses:
Research and development	756,653	876,794	2,609,241	6,272,616
General and administrative	487,941	655,043	2,632,972	2,242,173
Total operating expenses	1,244,594	1,531,837	5,242,213	8,514,789
Loss from operations	(1,087,897)	(1,440,990)	(4,690,668)	(2,960,195)
Other income:
Interest income	483	2,235	6,202	7,444
Total other income			6,202	7,444
Net loss before income taxes			(4,684,466)	(2,952,751)
Income tax benefit			521,458	574,157
Net loss	$ (1,087,414)	$ (1,438,755)	$ (4,163,008)	$ (2,378,594)
Basic and diluted net loss per share	$ (0.10)	$ (0.13)	$ (0.37)	$ (0.22)
Basic and diluted weighted average common shares outstanding	11,180,739	11,119,269	11,136,484	10,957,676